Prepayments (Details) - Schedule of prepayments - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepayments Abstract
Advance payments to suppliers	SFr 659,861	SFr 1,437,708
Insurance	49,405	137,418
Total prepayments	SFr 709,266	SFr 1,575,126